Real Estate Investments (Geographic Concentrations) (Details) - Annualized Rental Income - Geographic Concentration Risk	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Florida
Concentration Risk [Line Items]
Concentration risk, percentage	23.90%	16.80%
Michigan
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	12.90%
Georgia
Concentration Risk [Line Items]
Concentration risk, percentage		10.20%
Pennsylvania
Concentration Risk [Line Items]
Concentration risk, percentage		10.20%